Mar. 28, 2025
ETC 6 Meridian Low Beta Equity Strategy ETF
ETC 6 Meridian Low Beta Equity Strategy ETF
Investment Objective
The ETC 6 Meridian Low Beta Equity Strategy ETF (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETC 6 Meridian Low Beta Equity Strategy ETF ETC 6 Meridian Low Beta Equity Strategy ETF
Management Fee	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.47%	[1]
[1]	Fees have been restated to reflect current year fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
ETC 6 Meridian Low Beta Equity Strategy ETF | ETC 6 Meridian Low Beta Equity Strategy ETF | USD ($)	48	151	263	591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2024, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The equity securities in which the Fund invests are mainly common stocks. The Fund may invest in equity securities of companies of any capitalization. The Fund also may invest in real estate investment trusts (“REITs”).

In selecting investments for the Fund, Madison Avenue Financial Solutions, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), uses a quantitatively-driven strategy designed to emphasize high quality securities with a relatively low exposure to broad equity market risk. Pursuant to this strategy, securities are first ranked on a composite of several variables intended to measure profitability, growth and ability to service financing obligations. Securities ranking the lowest on this composite measure, as expressed relative to the distribution of all securities measured, are excluded from the investable universe. The remaining securities are then ranked according to their beta. Beta is intended to measure the exposure of a security to broad market risk and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns. For example, a security that has a beta of 1.0 has the same market risk as the securities in the investable universe, a security that has a beta less than 1.0 has less market risk than the securities in the investable universe, and a security that has a beta greater than 1.0 has more market risk than the securities in the investable universe. The Sub-Adviser’s strategy purchases the securities with the lowest measured beta. The Sub-Adviser believes that, when held over a full market cycle, high quality securities with lower relative exposure to broad market risk may produce higher risk-adjusted returns than securities of lower quality with higher relative exposure to broad market risk. The Sub-Adviser employs a low turnover portfolio approach and, under normal circumstances, expects portfolio activity to occur semi-annually, though this may change from time-to-time at the Sub-Adviser’s discretion.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Total Market Index, a broad-based securities market index, and of an equal blend of the S&P 500® Index, S&P SmallCap 600® Index, and S&P MidCap 400® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com/sixl or by calling toll-free 866-SIXM-ETF (749-6383).

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	10.12%	Q4/2022
Lowest Return	-7.60%	Q3/2022

Average Annual Total Returns for the Periods Ended December 31, 2024
Average Annual Returns - ETC 6 Meridian Low Beta Equity Strategy ETF	Label	1 Year	Since Inception	Inception Date
ETC 6 Meridian Low Beta Equity Strategy ETF	Return Before Taxes	13.71%	9.67%	May 08, 2020
ETC 6 Meridian Low Beta Equity Strategy ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	13.35%	9.36%	May 08, 2020
ETC 6 Meridian Low Beta Equity Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.36%	7.61%	May 08, 2020
S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)	S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)	23.87%	17.40%	May 08, 2020
Equal Blend of the S&P 500® Index, S&P SmallCap 600® Index, and S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	Equal Blend of the S&P 500® Index, S&P SmallCap 600® Index, and S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	15.93%	16.74%	May 08, 2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.